Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Value of initial
$100 Investment
			Average		Based on:
			Summary	Average				Company -
	Summary		Compensation	Compensation		Peer Group		Selected
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net	Measure:
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income	Adjusted EBITDA
Year	for PEO(1)	to PEO(1)(2)(6)(7)	NEOs(1)	NEOs(1)(2)(6)	Return(3)	Return(3)	(in thousands)(4)	(in thousands)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,938,899	$2,895,188	$630,057	$627,456	$56	$98	$32,606	$112,753
2022	$3,609,499	$3,564,829	$803,846	$803,846	$76	$100	$49,175	$111,083
2021	$4,001,319	$3,688,472	$943,330	$895,453	$112	$121	$54,385	$107,882
(1)

In all years shown, Mr. Jack C. Bendheim was our Principal Executive Officer (“PEO”). The other NEOs represent the following individuals: for fiscal years 2023 and 2022, Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim; for fiscal year 2021, Richard Johnson (retired from his position as Chief Financial Officer in November 2020), Damian Finio (assumed the role of Chief Financial Officer in November 2020), Larry Miller, Thomas Dagger (retired from his position as Senior Vice President, General Counsel and Corporate Secretary in June 2023) and Daniel M. Bendheim.

(2)	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the adjustments made to the pension benefit values were computed in accordance with U.S. GAAP.
(3)

Total shareholder return is calculated based on a fixed investment of one hundred dollars in our common stock and the S&P 500 Pharmaceuticals Index, as applicable, and assumes dividends, if any, were reinvested, measured from the market close on June 30, 2020 (the last trading day of fiscal year 2020) through and including the end of the fiscal year for each year reported in the table.

(4)	Represents the amount of the net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(5)

We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023.

(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	In fiscal year 2023, for the PEO, the following items were adjusted in calculating “Compensation Actually Paid”: subtracted $43,711 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, the following items were adjusted in calculating the “Average Compensation Actually Paid”: subtracted an average of $2,601 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table.
ii.	In fiscal year 2022, for the PEO, the following items were adjusted in calculating the “Compensation Actually Paid”: subtracted $44,670 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, there were no adjustments.
iii.	In fiscal year 2021, for the PEO, the following items were adjusted in calculating the “Compensation Actually Paid”: subtracted $312,847 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, the following items were adjusted in calculating the “Average Compensation Actually Paid”: subtracted an average of $47,877 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table.
(7)	Mr. Jack C. Bendheim elected to forgo his earned incentive award of $221,325 for the fiscal year ended June 30, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

In all years shown, Mr. Jack C. Bendheim was our Principal Executive Officer (“PEO”). The other NEOs represent the following individuals: for fiscal years 2023 and 2022, Damian Finio, Larry Miller, Rob Aukerman and Daniel M. Bendheim; for fiscal year 2021, Richard Johnson (retired from his position as Chief Financial Officer in November 2020), Damian Finio (assumed the role of Chief Financial Officer in November 2020), Larry Miller, Thomas Dagger (retired from his position as Senior Vice President, General Counsel and Corporate Secretary in June 2023) and Daniel M. Bendheim.

Peer Group Issuers, Footnote
(3)

Total shareholder return is calculated based on a fixed investment of one hundred dollars in our common stock and the S&P 500 Pharmaceuticals Index, as applicable, and assumes dividends, if any, were reinvested, measured from the market close on June 30, 2020 (the last trading day of fiscal year 2020) through and including the end of the fiscal year for each year reported in the table.

PEO Total Compensation Amount	$ 2,938,899	$ 3,609,499	$ 4,001,319
PEO Actually Paid Compensation Amount	$ 2,895,188	3,564,829	3,688,472
Adjustment To PEO Compensation, Footnote
(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	In fiscal year 2023, for the PEO, the following items were adjusted in calculating “Compensation Actually Paid”: subtracted $43,711 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, the following items were adjusted in calculating the “Average Compensation Actually Paid”: subtracted an average of $2,601 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table.
ii.	In fiscal year 2022, for the PEO, the following items were adjusted in calculating the “Compensation Actually Paid”: subtracted $44,670 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, there were no adjustments.
iii.	In fiscal year 2021, for the PEO, the following items were adjusted in calculating the “Compensation Actually Paid”: subtracted $312,847 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, the following items were adjusted in calculating the “Average Compensation Actually Paid”: subtracted an average of $47,877 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table.
(7)	Mr. Jack C. Bendheim elected to forgo his earned incentive award of $221,325 for the fiscal year ended June 30, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 630,057	803,846	943,330
Non-PEO NEO Average Compensation Actually Paid Amount	$ 627,456	803,846	895,453
Adjustment to Non-PEO NEO Compensation Footnote
(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	In fiscal year 2023, for the PEO, the following items were adjusted in calculating “Compensation Actually Paid”: subtracted $43,711 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, the following items were adjusted in calculating the “Average Compensation Actually Paid”: subtracted an average of $2,601 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table.
ii.	In fiscal year 2022, for the PEO, the following items were adjusted in calculating the “Compensation Actually Paid”: subtracted $44,670 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, there were no adjustments.
iii.	In fiscal year 2021, for the PEO, the following items were adjusted in calculating the “Compensation Actually Paid”: subtracted $312,847 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table. For the Non-PEO NEOs, the following items were adjusted in calculating the “Average Compensation Actually Paid”: subtracted an average of $47,877 for the change in the actuarial present value of the benefit reported in the 2023 Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to our PEO, and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s total shareholder return (“TSR”) over the three years presented in the table. While equity awards do not comprise a portion of ‘compensation actually paid’ to the PEO and to the non-PEO NEOs, non-equity incentive plan awards are awarded and paid in large part based on the financial performance of the Company.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in its overall executive compensation program, the measure of net income is correlated with Net Sales, which the Company does use when setting goals for the Company’s short-term incentive compensation program. As described in more detail in the sections titled “Fiscal Year 2023 Named Executive Officer Compensation—Management Incentive Plan (“MIP”)” and “2023 Summary Compensation Table”, a substantial portion of the value of total compensation awarded to the NEOs is comprised of amounts determined under the Company’s non-equity incentive program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally not aligned with the Company’s Adjusted EBITDA over the three years presented in the table. While Adjusted EBITDA has increased over the periods presented, the Company has also established various other financial objectives and targets, including with respect to Adjusted EBITDA targets, when setting goals for the Company’s short-term incentive compensation program that have affected the ‘compensation actually paid.’ As described above, Adjusted EBITDA is defined as Earnings before Interest, Taxes, Depreciation and Amortization, adjusted for certain items including restructuring and acquisition related items, stock-based compensation costs and other unusual or non- operational items and is reflective of our operating performance. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to company performance for fiscal year 2023.

Total Shareholder Return Vs Peer Group

Company TSR and Peer Group TSR

The graph below assumes an initial investment of $100 on June 30, 2020, in our common stock and the S&P 500 Pharmaceuticals Index, and assumes dividends, if any, were reinvested. As the graph shows, Phibro’s TSR is lower in all years reflected when compared to the TSR of the S&P 500 Pharmaceuticals Index. The companies in the S&P 500 Pharmaceuticals Index are not the same as those used for our compensation benchmarking. As demonstrated by the following graph, the Company’s TSR over the three years presented in the table was a decline of approximately 44%, while the Company’s peer group TSR was a decline of approximately 2% over the three years presented in the table.

Tabular List, Table

Pay versus Performance Tabular List

The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. The performance measures included in this table are not ranked by relative importance.

Net Sales
Most Important Performance Measures
Adjusted EBITDA
Net Sales

Total Shareholder Return Amount	$ 56	76	112
Peer Group Total Shareholder Return Amount	98	100	121
Net Income (Loss)	$ 32,606,000	$ 49,175,000	$ 54,385,000
Company Selected Measure Amount	112,753,000	111,083,000	107,882,000
PEO Name	Mr. Jack C. Bendheim
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)

We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
PEO | Change in Actuarial Present Value of Benefit
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 43,711	$ 44,670	$ 312,847
PEO | Amount of Earned Incentive Award Elected To Forgo
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,325
Non-PEO NEO | Change in Actuarial Present Value of Benefit
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,601		$ 47,877